OPERATING SEGMENTS (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue (External)		R 7,878.2	R 6,239.7	R 5,496.3
Cash operating costs		(4,372.7)	(4,193.3)	(3,688.1)
Movement in gold in process and finished inventories - Gold Bullion		18.1	34.9	10.8
Segment operating profit		3,523.6	2,081.3	1,819.0
Additions to property, plant and equipment		(2,200.0)	(3,113.9)	(1,030.9)
Segment operating profit		3,523.6	2,081.3	1,819.0
Depreciation		(459.2)	(270.4)	(217.5)
Change in estimate of environmental rehabilitation recognised in profit or loss		98.0	11.6	7.1
Ongoing rehabilitation expenditure		(19.2)	(16.1)	(26.8)
Care and maintenance		0.8	2.5	(0.4)
Other operating costs		(13.5)	0.9	3.9
Other income		0.0	2.0	10.4
Administration expenses and other costs		(213.8)	(199.3)	(172.9)
Finance income		223.8	280.8	334.3
Finance expense		(73.4)	(76.4)	(70.7)
Current tax		0.0	(99.7)	(286.3)
Deferred tax		(824.4)	(388.5)	(118.7)
Profit for the year	[1]	2,242.7	1,328.7	1,281.4
Reconciliation of cost of sales to cash operating costs
Cost of sales		(4,747.7)	(4,429.9)	(3,911.0)
Depreciation		459.2	270.4	217.5
Change in estimate of environmental rehabilitation recognised in profit or loss (a)		(98.0)	(11.6)	(7.1)
Movement in gold in process and finished inventories - Gold Bullion		(18.1)	(34.9)	(10.8)
Ongoing rehabilitation expenditure		19.2	16.1	26.8
Care and maintenance		(0.8)	(2.5)	0.4
Other operating costs		13.5	(0.9)	(3.9)
Cash operating costs		(4,372.7)	(4,193.3)	(3,688.1)
Services rendered by related parties and included in operating costs		147.3	144.9	107.8
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		1,376.0	1,303.3	1,199.9
Labour including short term incentives		747.2	734.9	663.4
Electricity		544.0	586.1	544.4
Specialist service providers		876.2	851.7	633.9
Machine hire		156.3	198.4	152.3
Security expenses		198.5	167.2	153.6
Water		45.1	32.5	61.8
Sibanye-Stillwater
Reconciliation of cost of sales to cash operating costs
Services rendered by related parties and included in operating costs		138.9	144.9	107.8
Operating segments | Ergo
Disclosure of operating segments [line items]
Revenue (External)		5,671.5	4,524.9	4,108.6
Cash operating costs		(3,699.2)	(3,571.0)	(3,183.2)
Movement in gold in process and finished inventories - Gold Bullion		9.8	37.5	(1.8)
Segment operating profit		1,982.1	991.4	923.6
Additions to property, plant and equipment		(605.7)	(2,354.6)	(816.0)
Segment operating profit		1,982.1	991.4	923.6
Depreciation		(326.5)	(138.7)	(120.6)
Change in estimate of environmental rehabilitation recognised in profit or loss		92.8	11.1	6.2
Ongoing rehabilitation expenditure		(16.3)	(13.0)	(24.7)
Care and maintenance		0.0	0.0	0.0
Other operating costs		(13.5)	0.9	3.9
Other income			0.6	0.1
Administration expenses and other costs		(19.6)	(10.6)	(8.3)
Finance income		53.1	51.8	34.4
Finance expense		(51.6)	(60.9)	(58.7)
Current tax			5.4	(51.1)
Deferred tax		(405.6)	(205.1)	(73.8)
Profit for the year		1,294.9	632.9	631.0
Reconciliation of cost of sales to cash operating costs
Cost of sales		(3,952.9)	(3,673.2)	(3,320.2)
Depreciation		326.5	138.7	120.6
Change in estimate of environmental rehabilitation recognised in profit or loss (a)		(92.8)	(11.1)	(6.2)
Movement in gold in process and finished inventories - Gold Bullion		(9.8)	(37.5)	1.8
Ongoing rehabilitation expenditure		16.3	13.0	24.7
Care and maintenance		0.0	0.0	0.0
Other operating costs		13.5	(0.9)	(3.9)
Cash operating costs		(3,699.2)	(3,571.0)	(3,183.2)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		1,151.4	1,087.4	1,024.4
Labour including short term incentives		625.9	621.4	562.9
Electricity		422.9	472.7	466.8
Specialist service providers		833.0	812.1	594.0
Machine hire		136.3	173.2	138.9
Security expenses		162.2	137.8	128.0
Water		41.3	30.8	60.2
Operating segments | FWGR
Disclosure of operating segments [line items]
Revenue (External)		2,206.7	1,714.8	1,387.7
Cash operating costs		(673.5)	(622.3)	(504.9)
Movement in gold in process and finished inventories - Gold Bullion		8.3	(2.6)	12.6
Segment operating profit		1,541.5	1,089.9	895.4
Additions to property, plant and equipment		(1,593.1)	(756.6)	(209.8)
Segment operating profit		1,541.5	1,089.9	895.4
Depreciation		(130.2)	(129.5)	(95.8)
Change in estimate of environmental rehabilitation recognised in profit or loss		0.0	0.2	0.0
Ongoing rehabilitation expenditure		(2.6)	(2.1)	(1.7)
Care and maintenance		0.0	0.0	0.0
Other operating costs		0.0	0.0	0.0
Other income			1.3	10.2
Administration expenses and other costs		(8.3)	(5.5)	(2.9)
Finance income		52.1	53.9	31.8
Finance expense		(11.7)	(11.7)	(9.7)
Current tax			(92.5)	(201.9)
Deferred tax		(426.9)	(183.7)	(47.9)
Profit for the year		1,013.9	720.3	577.5
Reconciliation of cost of sales to cash operating costs
Cost of sales		(798.0)	(756.3)	(589.8)
Depreciation		130.2	129.5	95.8
Change in estimate of environmental rehabilitation recognised in profit or loss (a)		0.0	(0.2)	0.0
Movement in gold in process and finished inventories - Gold Bullion		(8.3)	2.6	(12.6)
Ongoing rehabilitation expenditure		2.6	2.1	1.7
Care and maintenance		0.0	0.0	0.0
Other operating costs		0.0	0.0	0.0
Cash operating costs		(673.5)	(622.3)	(504.9)
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		224.6	215.9	175.5
Labour including short term incentives		121.3	113.5	100.5
Electricity		121.1	113.4	77.6
Specialist service providers		43.2	39.6	39.9
Machine hire		20.0	25.2	13.4
Security expenses		36.3	29.4	25.6
Water		3.8	1.7	1.6
Other reconciling items
Disclosure of operating segments [line items]
Revenue (External)		0.0	0.0	0.0
Cash operating costs		0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion		0.0	0.0	0.0
Segment operating profit		0.0	0.0	0.0
Additions to property, plant and equipment		(1.2)	(2.7)	(5.1)
Segment operating profit		0.0	0.0	0.0
Depreciation		(2.5)	(2.2)	(1.1)
Change in estimate of environmental rehabilitation recognised in profit or loss		5.2	0.3	0.9
Ongoing rehabilitation expenditure		(0.3)	(1.0)	(0.4)
Care and maintenance		0.8	2.5	(0.4)
Other operating costs		0.0	0.0	0.0
Other income			0.1	0.1
Administration expenses and other costs		(185.9)	(183.2)	(161.7)
Finance income		118.6	175.1	268.1
Finance expense		(10.1)	(3.8)	(2.3)
Current tax			(12.6)	(33.3)
Deferred tax		8.1	0.3	3.0
Profit for the year		(66.1)	(24.5)	72.9
Reconciliation of cost of sales to cash operating costs
Cost of sales		3.2	(0.4)	(1.0)
Depreciation		2.5	2.2	1.1
Change in estimate of environmental rehabilitation recognised in profit or loss (a)		(5.2)	(0.3)	(0.9)
Movement in gold in process and finished inventories - Gold Bullion		0.0	0.0	0.0
Ongoing rehabilitation expenditure		0.3	1.0	0.4
Care and maintenance		(0.8)	(2.5)	0.4
Other operating costs		0.0	0.0	0.0
Cash operating costs		0.0	0.0	0.0
(a) Most significant components of other operating costs within cost of sales include:
Consumable stores		0.0	0.0	0.0
Labour including short term incentives		0.0	0.0	0.0
Electricity		0.0	0.0	0.0
Specialist service providers		0.0	0.0	0.0
Machine hire		0.0	0.0	0.0
Security expenses		0.0	0.0	0.0
Water		R 0.0	R 0.0	R 0.0

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").